Right-of-Use-Assets - Summary of Detailed Information About Operating Lease Right Of Use Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	¥ 61,549	¥ 65,524
Depreciation, right-of-use assets	12,343
Leasehold Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	20,952	21,568
Depreciation, right-of-use assets	732
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	8,289	7,079
Depreciation, right-of-use assets	2,968
Tele communications towers and related assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	23,740	27,354
Depreciation, right-of-use assets	6,966
Property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	8,361	9,311
Depreciation, right-of-use assets	1,612
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	207	¥ 212
Depreciation, right-of-use assets	¥ 65